UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  10/31/16

Item 1. Schedule of Investments.

FRANKLIN GOLD AND PRECIOUS METALS FUND

Statement of Investments, October 31, 2016 (unaudited)
Franklin Gold and Precious Metals Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 99.6%
Exploration & Development 14.7%
[a] Belo Sun Mining Corp	Canada	6,000,000	$4,337,619
[a,b] Belo Sun Mining Corp., 144A	Canada	13,800,000	9,976,524
[a,c] Chalice Gold Mines Ltd	Australia	31,072,008	3,546,637
[a] Continental Gold Inc	Canada	5,497,200	15,118,068
[a,b] Continental Gold Inc., 144A.	Canada	1,000,000	2,750,140
[a,b] Continental Gold Inc., wts., 144A, 11/27/17	Canada	500,000	234,768
[a] Dalradian Resources Inc	Canada	9,079,200	8,864,358
G-Resources Group Ltd	Hong Kong	143,769,400	2,539,620
[a] Integra Gold Corp	Canada	11,000,000	5,984,721
[a,b,c] INV Metals Inc., 144A.	Canada	3,765,000	1,964,226
[a,b] Ivanhoe Mines Ltd., 144A	Canada	6,185,000	9,634,172
[a] Ivanhoe Mines Ltd., A.	Canada	7,408,400	11,539,822
[a,c] Kula Gold Ltd	Australia	50,871,219	1,045,182
[a,c] Kula Gold Ltd., wts., 11/28/16	Australia	7,600,000	—
[a,c] Lion One Metals Ltd	Canada	1,000,000	685,672
[a,b,c] Lion One Metals Ltd., 144A	Canada	2,935,000	2,012,446
[a,c,d] Lion One Metals Ltd., 144A, units consisting of common stock and warrants	Canada	4,500,000	3,025,915
[a,c] Lydian International Ltd	Canada	4,875,000	1,453,326
[a,b,c] Lydian International Ltd., 144A	Canada	36,250,000	10,806,782
[a,b,c] Lydian International Ltd., wts., 144A, 11/27/17.	Canada	21,375,000	2,548,910
[a] Midas Gold Corp	Canada	1,967,400	1,422,305
[a,b] Midas Gold Corp., 144A	Canada	4,030,000	2,913,434
[a,c] Nautilus Minerals Inc	Canada	9,432,015	1,195,038
[a,b,c] Nautilus Minerals Inc., 144A	Canada	28,535,816	3,615,493
[a] Pershimco Resources Inc	Canada	6,477,400	1,327,583
[a] Pretium Resources Inc	Canada	2,264,200	22,123,094
[a,c] RTG Mining Inc	Australia	1,769,918	488,071
[a,b,c] RTG Mining Inc., 144A	Australia	2,397,790	661,213
[a,c] RTG Mining Inc., IDR	Australia	12,487,582	3,230,825
[a,c] RTG Mining Inc., wts., 6/04/17	Australia	116,666	—
[a,c] St. Augustine Gold and Copper Ltd	Philippines	8,136,836	394,183
[a,b,c] St. Augustine Gold and Copper Ltd., 144A (CAD Traded)	Philippines	16,383,333	793,678
[a,b,c] St. Augustine Gold and Copper Ltd., 144A (USD Traded)	Philippines	10,000,000	484,442
[a,b,c] St. Augustine Gold and Copper Ltd., wts., 144A, 12/22/16	Philippines	5,000,000	—
[a] Stornoway Diamond Corp	Canada	39,000,000	33,426,495
[a] TMAC Resources Inc	Canada	510,000	7,115,483
			177,260,245
Gold & Diversified Resources 2.5%
[a] Imperial Metals Corp	Canada	1,496,100	5,742,437
[b] Nevsun Resources Ltd., 144A	Canada	5,400,000	15,655,674
Sandfire Resources NL.	Australia	2,162,870	8,558,347
			29,956,458
Long Life Gold Mines 58.9%
Agnico Eagle Mines Ltd. (CAD Traded)	Canada	297,797	15,119,010
Agnico Eagle Mines Ltd. (USD Traded)	Canada	190,000	9,652,000
Alamos Gold Inc., A	Canada	5,768,316	45,226,521
[a] AngloGold Ashanti Ltd., ADR	South Africa	4,899,823	67,323,568
[a] Aurico Metals Inc	Canada	1,544,820	1,416,157
[a] B2Gold Corp	Canada	23,818,694	68,877,609
Barrick Gold Corp	Canada	2,766,283	48,658,918
[a] Beadell Resources Ltd	Australia	28,378,639	9,825,600

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS

Franklin Gold and Precious Metals Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Long Life Gold Mines (continued)
Centamin PLC	Egypt	650,000	$1,255,611
[b] Centamin PLC, 144A	Egypt	23,945,200	46,043,313
Centerra Gold Inc	Canada	3,540,700	17,891,519
[b] Centerra Gold Inc., 144A	Canada	2,893,400	14,620,646
[a] Detour Gold Corp	Canada	1,756,300	33,470,163
[a] Eldorado Gold Corp	Canada	11,184,000	35,258,670
Gold Fields Ltd	South Africa	427,411	1,737,825
Goldcorp Inc	Canada	1,593,845	24,226,444
[a] Guyana Goldfields Inc	Canada	500,000	2,940,190
[a,b] Guyana Goldfields Inc., 144A	Canada	6,220,000	36,575,964
Newcrest Mining Ltd	Australia	3,933,461	67,525,850
Newmont Mining Corp	United States	665,614	24,654,343
OceanaGold Corp	Australia	13,943,588	42,607,573
[a,c] Perseus Mining Ltd	Australia	55,365,512	25,278,232
[a,c,d] Perseus Mining Ltd., wts., 4/19/19	Australia	19,006,000	2,554,966
Randgold Resources Ltd., ADR	United Kingdom	240,023	21,297,241
[a] SEMAFO Inc	Canada	2,010,000	7,879,709
[a] Teranga Gold Corp	Canada	4,000,000	3,249,488
[a] Teranga Gold Corp., IDR.	Canada	1,538,759	1,276,301
[a] Torex Gold Resources Inc	Canada	633,400	11,778,148
[a,b] Torex Gold Resources Inc., 144A	Canada	1,275,000	23,708,776
			711,930,355
Medium Life Gold Mines 11.7%
Acacia Mining PLC	United Kingdom	6,388,028	40,546,202
[a] Alacer Gold Corp	United States	3,909,700	7,896,618
[a,b] Alacer Gold Corp., 144A	United States	1,500,000	3,029,625
[a] China Gold International Resources Corp. Ltd	China	326,100	819,912
[a,b] China Gold International Resources Corp. Ltd., 144A	China	398,100	1,032,523
[a] Golden Star Resources Ltd	United States	14,072,667	12,744,207
[a] IAMGOLD Corp	Canada	3,490,500	13,996,905
[a,d] Klondex Mines Ltd., wts., 12/19/16	Canada	1,237,500	6,520,646
[a] Primero Mining Corp	Canada	3,626,400	4,891,958
[a,b] Primero Mining Corp., 144A	Canada	2,600,000	3,507,360
[a,e] Primero Mining Corp., Reg D.	Canada	250,000	337,246
[a,c] Red 5 Ltd	Australia	95,451,110	8,352,855
[a] St Barbara Ltd	Australia	18,578,991	37,182,107
			140,858,164
Platinum & Palladium 5.1%
[a] Anglo American Platinum Ltd	South Africa	382,656	9,017,764
[a] Eastern Platinum Ltd	Canada	4,271,102	1,496,119
[a] Impala Platinum Holdings Ltd	South Africa	2,365,000	9,508,913
[a] Impala Platinum Holdings Ltd., ADR.	South Africa	1,506,100	6,084,644
[a] Northam Platinum Ltd	South Africa	1,059,019	3,867,533
[a,b,c] Platinum Group Metals Ltd., 144A	Canada	1,077,600	1,855,231
[a,c] Platinum Group Metals Ltd. (CAD Traded)	Canada	5,834,082	10,044,143
[a,c,f] Platinum Group Metals Ltd. (USD Traded)	Canada	9,559,560	16,538,039
[a] Royal Bafokeng Platinum Ltd	South Africa	1,194,704	3,632,776
			62,045,162

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FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS

Franklin Gold and Precious Metals Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Silver Mines 6.7%
Fresnillo PLC	United Kingdom	1,160,000	$23,288,228
Hochschild Mining PLC.	Peru	3,418,520	11,152,442
[a] MAG Silver Corp	Canada	655,000	9,607,155
[a,b] MAG Silver Corp., 144A	Canada	240,000	3,520,179
Tahoe Resources Inc	United States	2,000,600	23,975,888
[b] Tahoe Resources Inc., 144A	United States	815,000	9,767,244
			81,311,136
Total Common Stocks and Other Equity Interests
(Cost $1,141,013,019)			1,203,361,520
Other Assets, less Liabilities 0.4%			4,282,869
Net Assets 100.0%			$1,207,644,389

See Abbreviations on page 9.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
October 31, 2016, the aggregate value of these securities was $207,712,763, representing 17.2% of net assets.
cSee Note 5 regarding holdings of 5% voting securities.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2016, the aggregate value of these securities was $12,101,527, representing 1.0% of net assets.
eSecurity was purchased pursuant to Regulation D under the Securities Act of 1933. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the
Fund’s Board of Trustees. At October 31, 2016, the value of this security was $337,246, representing less than 0.1% of net assets.
fA portion or all of the security purchased on a delayed delivery basis.

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FRANKLIN GOLD AND PRECIOUS METALS FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|4

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,342,591,168

Unrealized appreciation.	$331,229,813
Unrealized depreciation.	(470,459,461)
Net unrealized appreciation (depreciation)	$(139,229,648)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2016, the Fund held investments in “affiliated companies” as follows:

		Number of
		Shares/			Number of
		Warrants			Shares/
		Held			Warrants	Value at		Realized
		at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer		of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates
Chalice Gold Mines Ltd		31,072,008	—	—	31,072,008	$3,546,637	$—	$—
INV Metals Inc., 144A		3,765,000	—	—	3,765,000	1,964,226	—	—
Kula Gold Ltd		50,871,219	—	—	50,871,219	1,045,182	—	—
Kula Gold Ltd., wts., 11/28/16		7,600,000	—	—	7,600,000	—	—	—
Lion One Metals Ltd		1,000,000	—	—	1,000,000	685,672	—	—
Lion One Metals Ltd., 144A		2,935,000	—	—	2,935,000	2,012,446	—	—
Lion One Metals Ltd., 144A, units
consisting of common stock and
warrants		—	4,500,000	—	4,500,000	3,025,915	—	—
Lydian International Ltd		4,875,000	—	—	4,875,000	1,453,326	—	—
Lydian International Ltd., 144A		36,250,000	—	—	36,250,000	10,806,782	—	—
Lydian International Ltd., wts., 144A,
11/27/17	.	21,375,000	—	—	21,375,000	2,548,910	—	—

|5

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of
	Shares/			Number of
	Warrants			Shares/
	Held			Warrants	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates (continued)
Nautilus Minerals Inc	9,432,015	—	—	9,432,015	$1,195,038	$—	$—
Nautilus Minerals Inc., 144A	28,535,816	—	—	28,535,816	3,615,493	—	—
Perseus Mining Ltd	53,256,800	2,108,712	—	55,365,512	25,278,232	—	—
Perseus Mining Ltd, wts., 4/19/19	19,006,000	—	—	19,006,000	2,554,966	—	—
Platinum Group Metals Ltd., 144A	1,077,600	—	—	1,077,600	1,855,231	—	—
Platinum Group Metals Ltd. (CAD
Traded)	5,834,082	—	—	5,834,082	10,044,143	—	—
Platinum Group Metals Ltd. (USD
Traded)	6,199,560	3,360,000	—	9,559,560	16,538,039	—	—
Red 5 Ltd	95,451,110	—	—	95,451,110	8,352,855	—	—
RTG Mining Inc	1,769,918	—	—	1,769,918	488,071	—	—
RTG Mining Inc., 144A.	2,397,790	—	—	2,397,790	661,213	—	—
RTG Mining Inc., IDR.	12,146,078	341,504	—	12,487,582	3,230,825	—	—
RTG Mining Inc., wts., 6/04/17	116,666	—	—	116,666	—	—	—
St. Augustine Gold and Copper Ltd	8,136,836	—	—	8,136,836	394,183	—	—
St. Augustine Gold and Copper Ltd
144A (CAD Traded)	16,383,333	—	—	16,383,333	793,678	—	—
St. Augustine Gold and Copper Ltd
144A (USD Traded)	10,000,000	—	—	10,000,000	484,442	—	—
St. Augustine Gold and Copper Ltd.,
wts., 144A, 12/22/16	5,000,000	—	—	5,000,000	—	—	—
Stornoway Diamond Corp	39,000,000	—	—	39,000,000	—[a]	—	—
Total Affiliated Securities (Value is 8.5%of Net Assets)					$102,575,505	$—	$—

[a]As of October 31, 2016, no longer an affiliate.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio.	41,793,737	78,342,228	(120,135,965)	–	$ –	$ –	$ –	–

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FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Exploration & Development	$173,999,562	$234,768	[b]	$3,025,915	$177,260,245
Long Life Gold Mines.	709,375,389	—		2,554,966	711,930,355
Medium Life Gold Mines	134,337,518	—		6,520,646	140,858,164
All Other Equity Investments[c]	173,312,756	—		—	173,312,756
Total Investments in Securities	$1,191,025,225	$234,768		$12,101,527	$1,203,361,520

aIncludes common stocks as well as other equity investments
bIncludes securities determined to have no value at October 31, 2016.
cFor detailed categories, see the accompanying Statement of Investments.

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FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended October 31, 2016, is as follows:

										Net Change in
										Unrealized
										Appreciation
	Balance at			Transfers	Transfers			Net Unrealized		(Depreciation) on
	Beginning of			Into	Out of	Cost Basis	Net Realized	Appreciation	Balance at End of	Assets Held at Period
	Period	Purchases Sales		Level 3	Level 3[a]	Adjustments	Gain (Loss)	(Depreciation)	Period	End
Assets:
Investments in
Securities:
Equity Investments:[b]
Exploration &
Development	$4,636,876	$3,130,080	$(10)	$–	$(4,177,969)	$–	$(9,977,063)	$9,414,001	$3,025,915	$(104,165)
Long Life Gold
Mines	3,098,629	–	–	–	–	–	–	(543,663)	2,554,966	(543,664)
Medium Life Gold
Mines	–	4,713,927	–	–	–	–	–	1,806,719	6,520,646	1,806,719
Total	$7,735,505	$7,844,007	$(10)	$–	$(4,177,969)	$–	$(9,977,063)	$10,677,057	$12,101,527	$1,158,890
[a]The investment was transferred out of level 3 a result of the removal of a significant unobservable valuation input.
[b]Includes common stocks as well as other equity investments.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2016, are as follows:

	Fair Value at				Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Input Increases[a]
Assets:
Investments in Securities:
Equity Investments:[b]
			Discount for lack of
Exploration & Development	$3,025,915	Market Comparables	marketability	7.5%	Decrease
			Discount for lack of
Long Life Gold Mines	2,554,966	Option Pricing Model	marketability	45.9%	Decrease[c]
			Discount for lack of
Medium Long Life Gold Mines	6,520,646	Market Comparables	marketability	5.4%	Decrease
Total	$12,101,527

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes common stock and other equity interest.
cRepresents a significant impact to fair value but not net assets.

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FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
USD	United States Dollar	IDR	International Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|9

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 27, 2016

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

 Chief Accounting Officer

Date December 27, 2016